Financing instruments payable - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	R$ 1,053,491	R$ 1,243,221
Time deposits	75,182,307	51,638,802
Balances on term deposits from customers	75,182,307	51,638,802
Deposits from banks	514,421	624,594
Financial Bills	15,919,950	14,193,253
Financial Liabilities At Amortized Cost, Structured Operations Certificates	23,798,103	20,104,840
Other financing instruments payables	1,898,154	678,775
Market funding operations	118,366,426	88,483,485
Not later than one month [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	1,053,491	1,243,221
Time deposits	10,550,692	4,337,012
Deposits from banks	0	0
Financial Bills	136,048	385,960
Financial Liabilities At Amortized Cost, Structured Operations Certificates	124,274	69,880
Other financing instruments payables	0	0
Market funding operations	11,864,505	6,036,073
Later than one month and not later than two months [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	5,511,955	6,202,542
Deposits from banks	0	0
Financial Bills	99,760	45,916
Financial Liabilities At Amortized Cost, Structured Operations Certificates	262,539	82,304
Other financing instruments payables	0	0
Market funding operations	5,874,254	6,330,762
Later than two months and not later than three months [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	5,593,062	10,256,783
Deposits from banks	0	0
Financial Bills	146,006	108,266
Financial Liabilities At Amortized Cost, Structured Operations Certificates	110,315	90,546
Other financing instruments payables	109,865	0
Market funding operations	5,959,248	10,455,595
Later Than 90 Days And Not Later Than 180 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	31,692,610	14,656,194
Deposits from banks	0	0
Financial Bills	1,704,455	432,934
Financial Liabilities At Amortized Cost, Structured Operations Certificates	1,144,806	536,373
Other financing instruments payables	534,118	4
Market funding operations	35,075,989	15,625,505
Later Than 180 Days And Not Later Than 360 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	7,665,880	6,371,748
Deposits from banks	389,784	370,106
Financial Bills	2,992,391	3,779,877
Financial Liabilities At Amortized Cost, Structured Operations Certificates	6,253,426	881,785
Other financing instruments payables	904,307	573,886
Market funding operations	18,205,788	11,977,402
Later Than 360 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	14,168,108	9,814,523
Deposits from banks	124,637	254,488
Financial Bills	10,841,290	9,440,300
Financial Liabilities At Amortized Cost, Structured Operations Certificates	15,902,743	18,443,952
Other financing instruments payables	349,864	104,885
Market funding operations	R$ 41,386,642	R$ 38,058,148